CAPITAL MANAGEMENT (Tables)	12 Months Ended
Mar. 31, 2024
Share capital [Abstract]
Disclosure of objectives, policies and processes for managing capital
The capital management criteria can be illustrated as follows:

As at	March 31 2024	March 31 2023
Equity excluding accumulated other comprehensive income	$1,619,792	$1,070,543
Long-term debt	1,171,972	1,155,786
Lease liabilities	111,379	97,249
Bank indebtedness	4,060	5,824
Cash and cash equivalents	(170,177)	(159,867)
Capital under management	$2,737,026	$2,169,535
Debt-to-equity ratio	0.79:1	1.18:1